SALE OF ASSETS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Sale Of Assets
Convertible note receivable	$ 165,000	$ 165,000
Less allowance on note receivable	163,125	(161,250)
Less unamortized discount	1,875	(3,750)
Convertible note receivable, net